Going Concern and Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Going Concern and Liquidity
Going Concern and Liquidity

Note 2: Going Concern and Liquidity

The accompanying unaudited interim condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has experienced losses since its inception and had losses of $52.4 million and $60.8 million for the three months ended March 31, 2023 and 2022, respectively. Such losses were primarily the result of costs incurred in adding new members, building relationships with physician partners and payors, and developing new services. The Company anticipates operating losses and negative cash flows to continue for the foreseeable future as it continues to grow membership.

As of March 31, 2023 and December 31, 2022, the Company had $7.2 million and $17.5 million, respectively, in unrestricted cash and cash equivalents available to fund future operations. The Company’s capital requirements will depend on many factors, including the pace of the Company’s growth, its ability to manage medical costs, the maturity of its members, and its ability to raise capital. The Company will need to use available capital resources and/or raise additional capital earlier than currently anticipated. When the Company pursues additional debt and/or equity financing, there can be no assurance that such financing will be available on terms commercially acceptable to the Company. If the Company is unable to obtain additional funding when needed, it will need to curtail planned activities in order to reduce costs, which will likely have an unfavorable effect on the Company’s ability to execute on its business plan, and have an adverse effect on its business, results of operations, and future prospects. As a result of these matters, substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. The accompanying unaudited interim condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Note 2: Going Concern and Liquidity

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has experienced losses since its inception and net losses of $1,561.6 million for the year ended December 31, 2022, $57.9 million for the Successor Period of 2021 (as defined in Note 3), and $146.4 million for the Predecessor Period of 2021 (as defined in Note 3). Such losses were primarily the result of goodwill impairment charges in 2022 and costs incurred in adding new members, building relationships with physician partners and payors, and developing new services. The Company anticipates operating losses and negative cash flows to continue for the foreseeable future as it continues to grow membership.

As of December 31, 2022 and 2021, the Company had $17.5 million and $140.5 million, respectively, in cash available to fund future operations. The Company’s capital requirements will depend on many factors, including the pace of its growth, ability to manage medical costs, the maturity of its members, and its ability to raise capital, and the Company will need to use available capital resources and/or raise additional capital earlier than currently anticipated. When the Company pursues additional debt and/or equity financing, there can be no assurance that such financing will be available on terms commercially acceptable to the Company. If the Company is unable to obtain additional funding when needed, it will need to curtail planned activities in order to reduce costs, which will likely have an unfavorable effect on the Company’s ability to execute on its business plan, and have an adverse effect on its business, results of operations, and future prospects. As a result of these matters, substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.